Basis of preparation of financial statements (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
United States of America, Dollars
IfrsStatementLineItems [Line Items]
Closing rate	4.8413	5.2177	5.5805
Average rate	4.9954	5.1655	5.3956
Canada, Dollars
IfrsStatementLineItems [Line Items]
Closing rate	3.6522	3.8550	4.3882
Average rate	3.7026	3.9705	4.3042
Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Closing rate	5.3516	5.5694	6.3210
Average rate	5.4023	5.4420	6.3784